Financial Instruments Risk Management - Credit Risk Exposure By Internal Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Notional amount	$ 188,050	$ 178,698
Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	59,433	57,619
Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	1,543	1,861
Amortized cost | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1,483	1,790
Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	41	49
Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	19	22
Gross carrying amount | Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	1,553	1,875
Gross carrying amount | Amortized cost | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1,484	1,791
Gross carrying amount | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	41	49
Gross carrying amount | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	28	35
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	1,523	1,832
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1,482	1,791
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	41	41
Gross carrying amount | Amortized cost | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	2	8
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	2	0
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	8
Gross carrying amount | Amortized cost | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	28	35
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | Amortized cost | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	28	35
Gross carrying amount | FVOCI | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	2,733	2,525
Gross carrying amount | FVOCI | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	2,686	2,490
Gross carrying amount | FVOCI | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	42	27
Gross carrying amount | FVOCI | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	5	8
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	2,678	2,447
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	2,636	2,433
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	42	14
Gross carrying amount | FVOCI | Mortgages and loans | Investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	50	70
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	50	57
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	13
Gross carrying amount | FVOCI | Mortgages and loans | Non-investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Impaired
Disclosure of credit risk exposure [line items]
Notional amount	5	8
Gross carrying amount | FVOCI | Mortgages and loans | Impaired | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Mortgages and loans | Impaired | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	5	8
Gross carrying amount | FVOCI | Debt securities
Disclosure of credit risk exposure [line items]
Notional amount	13,019	13,849
Gross carrying amount | FVOCI | Debt securities | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	12,996	13,829
Gross carrying amount | FVOCI | Debt securities | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	23	20
Gross carrying amount | FVOCI | Debt securities | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Debt securities | Investment grade
Disclosure of credit risk exposure [line items]
Notional amount	12,649	13,667
Gross carrying amount | FVOCI | Debt securities | Investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	12,635	13,649
Gross carrying amount | FVOCI | Debt securities | Investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	14	18
Gross carrying amount | FVOCI | Debt securities | Investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Gross carrying amount | FVOCI | Debt securities | Non-investment grade
Disclosure of credit risk exposure [line items]
Notional amount	370	182
Gross carrying amount | FVOCI | Debt securities | Non-investment grade | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	361	180
Gross carrying amount | FVOCI | Debt securities | Non-investment grade | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	9	2
Gross carrying amount | FVOCI | Debt securities | Non-investment grade | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Accumulated impairment | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	61	62	$ 57
Accumulated impairment | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	7	6	8
Accumulated impairment | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	1	0
Accumulated impairment | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	54	55	49
Accumulated impairment | Debt securities
Disclosure of credit risk exposure [line items]
Notional amount	32	26	32
Accumulated impairment | Debt securities | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	29	25	30
Accumulated impairment | Debt securities | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	3	1	2
Accumulated impairment | Debt securities | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0	$ 0
Accumulated impairment | Amortized cost | Mortgages and loans
Disclosure of credit risk exposure [line items]
Notional amount	10	14
Accumulated impairment | Amortized cost | Mortgages and loans | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	1	1
Accumulated impairment | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	0	0
Accumulated impairment | Amortized cost | Mortgages and loans | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Notional amount	$ 9	$ 13